Calvert

International Responsible Index Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 5.0%
APA Group	31,787	$247,444
ASX, Ltd.	2,500	137,650
Australia and New Zealand Banking Group, Ltd.	33,415	576,274
Brambles, Ltd.	23,228	191,183
CIMIC Group, Ltd.	1,089	25,319
Cochlear, Ltd.	692	109,063
Coles Group, Ltd.	20,531	213,723
Commonwealth Bank of Australia	19,071	1,069,841
Computershare, Ltd.	6,317	74,477
CSL, Ltd.	5,333	1,033,973
Insurance Australia Group, Ltd.	26,810	144,053
Lend Lease Group(1)	7,918	97,894
Macquarie Group, Ltd.	4,234	410,039
Magellan Financial Group, Ltd.	1,739	69,673
Medibank Pvt, Ltd.	37,732	83,622
National Australia Bank, Ltd.	34,937	604,553
Orica, Ltd.	6,209	95,746
Qantas Airways, Ltd.	13,501	67,296
QBE Insurance Group, Ltd.	16,097	145,460
Ramsay Health Care, Ltd.	2,134	108,573
REA Group, Ltd.	777	56,447
Sonic Healthcare, Ltd.	5,620	113,316
Suncorp Group, Ltd.	15,724	142,834
Sydney Airport	15,653	95,103
Telstra Corp., Ltd.	50,051	124,326
Transurban Group	38,765	405,755
Wesfarmers, Ltd.	18,580	539,967
Westpac Banking Corp.	41,875	715,088
WiseTech Global, Ltd.(1)	1,272	20,889
Woolworths Group, Ltd.	20,717	525,455

		$8,245,036

Austria — 0.2%
Erste Group Bank AG	3,094	$116,217
Raiffeisen Bank International AG	2,269	56,792
Telekom Austria AG	2,137	17,475
Verbund AG	1,051	52,760
Voestalpine AG	3,226	89,475

		$332,719

Belgium — 0.9%
Ackermans & van Haaren NV	462	$72,440
Ageas	2,916	172,430
Colruyt SA	1,096	57,158
Galapagos NV(1)(2)	758	157,852

Security	Shares	Value
KBC Group NV	5,403	$407,357
Proximus SA	2,366	67,795
Sofina SA	195	42,181
Solvay SA	1,443	167,955
Telenet Group Holding NV	473	21,263
UCB SA	2,125	169,096
Umicore SA	4,016	195,716

		$1,531,243

Canada — 8.0%
Air Canada(2)	1,688	$63,059
Algonquin Power & Utilities Corp.(1)	7,053	99,776
Alimentation Couche-Tard, Inc., Class B	15,353	487,234
Bank of Montreal(1)	7,904	612,574
Bank of Nova Scotia (The)	14,330	809,446
BCE, Inc.	3,715	172,111
Brookfield Asset Management, Inc., Class A	12,798	739,466
CAE, Inc.	4,215	111,595
Canadian Imperial Bank of Commerce	5,353	445,455
Canadian National Railway Co.	9,013	815,338
Canadian Pacific Railway, Ltd.	1,789	456,057
Canadian Tire Corp., Ltd., Class A(1)	618	66,509
CCL Industries, Inc., Class B	2,161	92,062
CGI, Inc.(2)	2,906	243,190
Constellation Software, Inc.	244	236,974
Dollarama, Inc.	3,567	122,595
Empire Co., Ltd.	3,060	71,778
Fairfax Financial Holdings, Ltd.	349	163,875
George Weston, Ltd.	1,504	119,319
Gildan Activewear, Inc.	2,212	65,395
Great-West Lifeco, Inc.	3,391	86,854
Hydro One, Ltd.(3)	4,213	81,369
IGM Financial, Inc.(1)	884	25,379
Intact Financial Corp.	1,664	179,938
Loblaw Cos., Ltd.	2,930	151,176
Magna International, Inc.	3,976	218,044
Manulife Financial Corp.	23,192	470,787
Metro, Inc.	4,521	186,578
National Bank of Canada(1)	4,140	229,803
Nutrien, Ltd.	8,541	408,913
Open Text Corp.	3,378	148,850
Power Corp. of Canada	3,747	96,521
Power Financial Corp.	3,801	102,273
Quebecor, Inc., Class B	2,706	69,059
Restaurant Brands International, Inc.(4)	2,263	144,262
Restaurant Brands International, Inc.(4)	2,808	179,066
Rogers Communications, Inc., Class B	4,511	223,995
Royal Bank of Canada	14,858	1,175,665
Saputo, Inc.	4,406	136,399
Shaw Communications, Inc., Class B	5,087	103,225
Shopify, Inc., Class A(2)	1,275	506,937
Sun Life Financial, Inc.	7,142	325,654
TELUS Corp.(4)	854	33,067
TELUS Corp.(4)	1,728	66,908

Security	Shares	Value
Thomson Reuters Corp.	2,258	$161,523
Toronto-Dominion Bank (The)	19,186	1,076,059
Waste Connections, Inc.(4)	1,812	164,588
Waste Connections, Inc.(4)	1,922	174,498
WSP Global, Inc.(1)	1,695	115,741

		$13,036,939

China — 0.5%
China Mengniu Dairy Co., Ltd.	55,000	$222,480
China Resources Pharmaceutical Group, Ltd.(3)	28,500	26,421
CSPC Pharmaceutical Group, Ltd.	64,000	152,729
Fosun International, Ltd.	67,500	98,461
Geely Automobile Holdings, Ltd.	79,000	154,675
Lenovo Group, Ltd.	108,000	72,528
Shenzhou International Group Holdings, Ltd.	11,100	162,227

		$889,521

Denmark — 1.6%
AP Moller - Maersk A/S, Class B	99	$142,840
Ascendis Pharma AS ADR(2)	540	75,125
Chr. Hansen Holding A/S	1,233	98,017
Coloplast A/S, Class B	1,337	165,870
Danske Bank A/S	5,942	96,131
Demant A/S(2)	1,308	41,194
DSV PANALPINA A/S	2,117	244,039
Genmab A/S(2)	634	141,004
GN Store Nord A/S	1,316	61,906
H Lundbeck A/S	382	14,604
ISS A/S	1,117	26,791
Novo Nordisk A/S, Class B	16,681	966,644
Novozymes A/S, Class B	2,511	122,906
Orsted A/S(3)	1,887	195,215
Rockwool International A/S, Class B	113	26,795
Topdanmark A/S	447	22,034
Tryg A/S	1,459	43,270
Vestas Wind Systems A/S	2,101	212,215

		$2,696,600

Finland — 1.1%
Elisa Oyj	1,348	$74,482
Kesko Oyj, Class B	1,031	72,978
Kone Oyj, Class B	3,585	234,415
Metso Oyj	1,618	63,919
Neste Oyj	10,572	367,916
Nokia Oyj	54,508	201,618
Nordea Bank AB	27,944	226,072
Orion Oyj, Class B	1,112	51,499
Sampo Oyj, Class A	4,382	191,332
Stora Enso Oyj, Class R	7,684	111,808
UPM-Kymmene Oyj	5,438	188,669
Wartsila Oyj Abp	4,111	45,441

		$1,830,149

Security	Shares	Value
France — 9.2%
Accor SA	1,981	$92,986
Aeroports de Paris	378	74,842
Air Liquide SA	6,058	858,847
ALD SA(3)	1,044	16,279
Alstom SA	2,158	102,546
Amundi SA(3)	477	37,510
Arkema SA	975	104,254
Atos SE	879	73,452
AXA SA	20,443	577,642
BioMerieux	317	28,262
BNP Paribas SA	11,827	702,974
Bouygues SA	2,920	124,471
Bureau Veritas SA	3,242	84,752
Capgemini SE	1,702	208,163
Carrefour SA	8,443	142,000
Cie de Saint-Gobain	10,451	428,134
Cie Generale des Etablissements Michelin SCA	1,954	240,458
CNP Assurances	1,978	39,412
Credit Agricole SA	12,231	177,977
Danone SA	8,725	724,576
Dassault Systemes SE	1,421	234,359
Edenred	3,087	159,982
Eiffage SA	1,043	119,660
Engie SA	21,535	348,831
EssilorLuxottica SA	3,275	500,687
Eurazeo SE	638	43,793
Eurofins Scientific SE(1)	155	86,107
Faurecia SE	678	36,807
Getlink SE	5,506	95,996
Hermes International	366	274,174
Iliad SA(1)	254	33,038
Ingenico Group SA	616	67,007
Ipsen SA	360	31,956
JC Decaux SA	1,272	39,302
Kering SA	808	532,403
L’Oreal SA	2,574	761,151
Legrand SA	3,416	278,963
LVMH Moet Hennessy Louis Vuitton SE	2,878	1,341,015
Natixis SA	6,124	27,279
Orange SA	20,471	300,846
Orpea	625	80,184
Peugeot SA	5,744	138,299
Publicis Groupe SA	2,502	113,444
Renault SA	2,318	110,076
Rubis SCA	1,218	74,951
Sanofi	12,569	1,262,272
Sartorius Stedim Biotech	334	55,440
Schneider Electric SE	6,889	707,774
SCOR SE	1,898	79,898
SEB SA	366	54,434
SES SA FDR	3,574	50,235
Societe Generale SA	8,672	302,635

Security	Shares	Value
Sodexo SA	1,335	$158,345
Suez	4,314	65,371
Teleperformance	652	159,295
Ubisoft Entertainment SA(2)	1,052	72,886
Valeo SA	2,708	95,980
Veolia Environnement SA	6,728	179,021
Vinci SA	5,961	663,898
Vivendi SA	10,347	299,623
Wendel SA	395	52,617
Worldline SA(2)(3)	1,028	72,876

		$15,002,447

Germany — 7.2%
1&1 Drillisch AG	812	$20,738
adidas AG	2,001	651,361
Allianz SE	4,323	1,059,255
Aroundtown SA	9,774	87,788
Bayerische Motoren Werke AG	3,969	325,084
Bechtle AG	231	32,255
Beiersdorf AG	1,198	143,058
Brenntag AG	2,205	119,636
Carl Zeiss Meditec AG	423	53,776
Commerzbank AG	12,447	76,873
Continental AG	1,192	154,042
Covestro AG(3)	2,061	95,898
Daimler AG	9,896	547,093
Delivery Hero SE(2)	1,417	112,310
Deutsche Boerse AG	1,930	302,648
Deutsche Lufthansa AG	3,714	68,229
Deutsche Post AG	10,950	416,364
Deutsche Telekom AG	34,623	565,815
Deutsche Wohnen SE	4,103	166,897
DWS Group GmbH & Co. KGaA(3)	746	26,489
Evonik Industries AG	2,008	61,329
Fielmann AG	364	29,378
Fraport AG Frankfurt Airport Services Worldwide	533	45,244
Fresenius Medical Care AG & Co. KGaA	2,539	186,941
Fresenius SE & Co. KGaA	4,800	270,113
GEA Group AG	1,883	62,326
GRENKE AG	145	14,962
Hannover Rueck SE	596	114,917
HeidelbergCement AG	4,119	299,307
Hella GmbH & Co. KGaA	271	14,976
HOCHTIEF AG	197	25,081
Infineon Technologies AG	12,926	292,055
KION Group AG	754	51,851
Knorr-Bremse AG	676	68,720
Lanxess AG	982	65,935
LEG Immobilien AG	755	89,163
Merck KGaA	1,396	164,580
METRO AG	3,086	49,657
MTU Aero Engines AG	730	207,996
Muenchener Rueckversicherungs-Gesellschaft AG	1,530	451,492

Security	Shares	Value
Nemetschek SE	486	$32,017
Puma SE	930	71,314
Rational AG	37	29,641
RTL Group SA	226	11,135
SAP SE	10,638	1,431,855
Schaeffler AG, PFC Shares	2,000	21,594
Scout24 AG(3)	1,188	78,614
Siemens AG	8,869	1,158,216
Siemens Healthineers AG(3)	1,750	83,890
Symrise AG	1,628	171,117
Talanx AG	268	13,264
Telefonica Deutschland Holding AG	12,615	36,595
ThyssenKrupp AG	11,322	152,135
TUI AG	6,134	77,413
Uniper SE	3,447	113,929
United Internet AG	1,606	52,595
Vonovia SE	6,650	357,167
Wirecard AG	1,222	146,358
Zalando SE(2)(3)	1,547	78,015

		$11,708,496

Hong Kong — 3.1%
AIA Group, Ltd.	124,983	$1,314,566
Alibaba Health Information Technology, Ltd.(2)	46,000	53,134
Alibaba Pictures Group, Ltd.(2)	140,000	24,617
Bank of East Asia, Ltd. (The)	23,800	53,137
Beijing Enterprises Water Group, Ltd.	62,000	31,359
BOC Hong Kong Holdings, Ltd.	43,350	150,486
Cathay Pacific Airways, Ltd.(1)	19,000	28,089
China Everbright International, Ltd.	46,777	37,510
China Gas Holdings, Ltd.	52,400	196,197
China Overseas Land & Investment, Ltd.	56,000	218,097
China Resources Gas Group, Ltd.	14,000	76,927
China Taiping Insurance Holdings Co., Ltd.	14,400	35,720
Chow Tai Fook Jewellery Group, Ltd.	15,000	14,350
Dairy Farm International Holdings, Ltd.	4,400	25,125
Guangdong Investment, Ltd.	48,000	100,395
Haier Electronics Group Co., Ltd.	18,000	56,238
Hang Lung Properties, Ltd.	28,000	61,481
Hang Seng Bank, Ltd.	9,879	204,199
Henderson Land Development Co., Ltd.	21,355	104,790
HKT Trust and HKT, Ltd.	42,000	59,190
Hong Kong Exchanges and Clearing, Ltd.	15,599	506,776
Hongkong Land Holdings, Ltd.	18,600	106,988
Hysan Development Co., Ltd.	5,881	23,061
MTR Corp., Ltd.	22,376	132,231
New World Development Co., Ltd.	85,000	116,513
NWS Holdings, Ltd.	27,000	37,842
Sino Biopharmaceutical, Ltd.	94,000	131,508
Sino Land Co., Ltd.	50,000	72,576
Sun Art Retail Group, Ltd.	44,500	53,996
Sun Hung Kai Properties, Ltd.	23,801	364,509
Swire Pacific, Ltd., Class A	10,893	101,193

Security	Shares	Value
Swire Properties, Ltd.	19,800	$65,594
Techtronic Industries Co., Ltd.	18,993	155,015
Vitasoy International Holdings, Ltd.	12,000	43,531
WH Group, Ltd.(3)	186,002	192,321
Wharf Holdings, Ltd. (The)	19,779	50,272
Wheelock & Co., Ltd.	12,000	79,995

		$5,079,528

Ireland — 1.1%
AIB Group PLC	9,241	$32,283
Amarin Corp. PLC ADR(1)(2)	5,625	120,600
Bank of Ireland Group PLC	11,729	64,552
CRH PLC	14,197	569,426
DCC PLC	2,594	225,001
Glanbia PLC	2,698	31,118
ICON PLC(2)	579	99,721
Kerry Group PLC, Class A	2,186	272,771
Kingspan Group PLC	4,485	274,628
Smurfit Kappa Group PLC	2,776	107,035

		$1,797,135

Israel — 0.4%
Azrieli Group, Ltd.	1,010	$73,985
Bank Hapoalim B.M.	12,220	101,484
Bank Leumi Le-Israel B.M.	18,120	132,148
Check Point Software Technologies, Ltd.(2)	1,516	168,215
Mellanox Technologies, Ltd.(2)	648	75,933
Nice, Ltd.	733	113,658
Wix.com, Ltd.(2)	586	71,715

		$737,138

Italy — 2.1%
A2A SpA	25,373	$47,646
Amplifon SpA	1,061	30,535
Assicurazioni Generali SpA	11,318	233,658
Atlantia SpA	5,777	134,829
Banca Mediolanum SpA	4,177	41,507
DiaSorin SpA	181	23,441
Enel SpA	99,731	792,245
Ferrari NV	1,402	232,782
FinecoBank Banca Fineco SpA	6,967	83,575
Hera SpA	6,414	28,094
Infrastrutture Wireless Italiane SpA(3)	2,632	25,760
Intesa Sanpaolo SpA	159,826	421,012
Italgas SpA	4,519	27,628
Mediobanca Banca di Credito Finanziario SpA	7,632	84,032
Moncler SpA	2,266	101,987
Pirelli & C SpA(3)	6,163	35,571
Poste Italiane SpA(3)	5,123	58,212
PRADA SpA	7,700	31,830
Prysmian SpA	3,825	92,333
Recordati SpA	919	38,740
Snam SpA	53,287	280,172
Telecom Italia SpA(2)	142,783	89,169

Security	Shares	Value
Terna Rete Elettrica Nazionale SpA	19,206	$128,448
UniCredit SpA	22,503	328,925
UnipolSai Assicurazioni SpA	5,520	16,054

		$3,408,185

Japan — 18.5%
Acom Co., Ltd.	3,100	$14,065
AEON Co., Ltd.	6,679	137,830
AGC, Inc.	5,255	187,908
Aisin Seiki Co., Ltd.	2,300	85,191
Ajinomoto Co., Inc.	6,708	111,670
Alfresa Holdings Corp.	2,400	48,756
ANA Holdings, Inc.	2,156	71,975
Asahi Intecc Co., Ltd.	2,400	70,275
Astellas Pharma, Inc.	20,771	354,561
Bandai Namco Holdings, Inc.	2,175	132,310
Bridgestone Corp.	5,800	215,471
Canon, Inc.(1)	10,268	281,019
Central Japan Railway Co.	2,367	475,930
Chugai Pharmaceutical Co., Ltd.	2,352	216,608
Dai Nippon Printing Co., Ltd.	2,429	65,699
Dai-ichi Life Holdings, Inc.	9,994	164,704
Daifuku Co., Ltd.	1,400	84,609
Daiichi Sankyo Co., Ltd.	6,113	403,729
Daikin Industries, Ltd.	2,900	409,160
Daiwa House Industry Co., Ltd.	6,092	188,589
Daiwa Securities Group, Inc.	15,500	78,250
Denso Corp.	4,447	200,837
Dentsu, Inc.	2,600	89,585
East Japan Railway Co.	3,326	300,211
Eisai Co., Ltd.	2,725	203,901
FamilyMart Co., Ltd.	3,552	85,069
FANUC Corp.	2,451	452,613
Fast Retailing Co., Ltd.	642	381,395
FUJIFILM Holdings Corp.	3,626	173,163
Fujitsu, Ltd.	2,048	192,626
Hakuhodo DY Holdings, Inc.	3,200	51,491
Hamamatsu Photonics K.K.	1,621	66,429
Hankyu Hanshin Holdings, Inc.	2,400	102,662
Hikari Tsushin, Inc.	200	50,260
Hitachi High-Technologies Corp.	900	63,738
Hitachi, Ltd.	11,849	499,977
Honda Motor Co., Ltd.	20,300	574,521
Hoshizaki Corp.	652	58,132
HOYA Corp.	4,187	399,699
Hulic Co., Ltd.	6,000	72,241
Isuzu Motors, Ltd.	7,300	86,292
Itochu Techno-Solutions Corp.	1,000	28,162
Japan Airlines Co., Ltd.	1,989	61,929
Japan Exchange Group, Inc.	4,600	80,983
Japan Post Holdings Co., Ltd.	15,700	147,650
Japan Post Insurance Co., Ltd.	1,400	23,865
Kansai Paint Co., Ltd.	2,100	51,301
Kao Corp.	5,063	417,571

Security	Shares	Value
KDDI Corp.	17,618	$525,657
Keio Corp.	1,223	74,003
Keisei Electric Railway Co., Ltd.	1,100	42,624
Kikkoman Corp.	1,909	93,455
Kintetsu Group Holdings Co., Ltd.	1,705	92,479
Kobayashi Pharmaceutical Co., Ltd.	600	50,821
Komatsu, Ltd.	11,246	269,920
Kose Corp.	331	48,248
Kubota Corp.	12,194	191,485
Kyocera Corp.	3,413	232,615
Kyowa Kirin Co., Ltd.	3,006	70,822
LINE Corp.(2)	500	24,566
Lion Corp.(1)	3,500	68,035
M3, Inc.	4,000	120,622
Makita Corp.	2,292	79,154
Mazda Motor Corp.	4,706	40,102
McDonald’s Holdings Co. (Japan), Ltd.(1)	1,200	57,815
Medipal Holdings Corp.	2,200	48,555
MEIJI Holdings Co., Ltd.	1,771	119,684
MINEBEA MITSUMI, Inc.	3,800	78,493
MISUMI Group, Inc.	3,500	86,625
Mitsubishi Chemical Holdings Corp.	15,260	113,705
Mitsubishi Electric Corp.	22,307	303,725
Mitsubishi Estate Co., Ltd.	17,708	338,840
Mitsubishi Tanabe Pharma Corp.	3,077	56,448
Mitsubishi UFJ Financial Group, Inc.	136,457	737,732
Mitsui Fudosan Co., Ltd.	10,000	244,399
Mizuho Financial Group, Inc.	239,473	368,889
MonotaRO Co., Ltd.	1,100	29,283
MS&AD Insurance Group Holdings, Inc.	4,400	145,238
Murata Manufacturing Co., Ltd.	8,553	526,425
Nagoya Railroad Co., Ltd.(1)	1,600	49,685
NEC Corp.	2,530	104,703
Nidec Corp.	2,290	312,777
Nikon Corp.	2,113	25,841
Nintendo Co., Ltd.	1,129	451,555
Nippon Express Co., Ltd.	1,094	64,129
Nippon Paint Holdings Co., Ltd.(1)	2,709	139,464
Nippon Telegraph & Telephone Corp.	13,840	349,788
Nissan Chemical Corp.	2,100	87,943
Nissan Motor Co., Ltd.	24,585	142,464
Nisshin Seifun Group, Inc.	3,886	67,801
Nissin Foods Holdings Co., Ltd.	899	66,771
Nitori Holdings Co., Ltd.	768	121,230
Nitto Denko Corp.	1,786	100,423
Nomura Holdings, Inc.	33,600	172,898
Nomura Research Institute, Ltd.	3,700	79,128
NTT Data Corp.	6,535	87,399
NTT DoCoMo, Inc.	11,597	323,048
Obayashi Corp.	8,000	88,853
Obic Co., Ltd.	600	80,820
Odakyu Electric Railway Co., Ltd.	4,046	94,389
Oji Holdings Corp.	12,154	65,729
Omron Corp.	2,282	133,014

Security	Shares	Value
Ono Pharmaceutical Co., Ltd.	5,622	$128,352
Oracle Corp. Japan	326	29,587
Oriental Land Co., Ltd.	2,797	381,626
ORIX Corp.	13,267	219,852
Otsuka Corp.	1,288	51,436
Otsuka Holdings Co., Ltd.	4,720	210,390
Pan Pacific International Holdings Corp.(1)	7,068	117,267
PeptiDream, Inc.(2)	800	40,883
Pola Orbis Holdings, Inc.	700	16,673
Rakuten, Inc.(1)	7,649	65,347
Recruit Holdings Co., Ltd.	19,179	718,356
Renesas Electronics Corp.(2)	7,100	48,507
Resona Holdings, Inc.	20,033	87,314
Ricoh Co., Ltd.	5,684	61,850
Rohm Co., Ltd.	876	69,895
Santen Pharmaceutical Co., Ltd.	3,700	70,460
SBI Holdings, Inc.	1,800	38,002
Seiko Epson Corp.	3,259	49,207
Sekisui Chemical Co., Ltd.	4,072	70,649
Sekisui House, Ltd.	7,170	153,114
Seven & i Holdings Co., Ltd.	10,701	392,249
SG Holdings Co., Ltd.	1,300	29,284
Sharp Corp.	2,799	42,776
Shimadzu Corp.	2,826	88,378
Shimano, Inc.	672	109,019
Shimizu Corp.	9,100	92,700
Shin-Etsu Chemical Co., Ltd.	4,437	487,950
Shionogi & Co., Ltd.	2,854	176,553
Shiseido Co., Ltd.	3,997	283,827
SMC Corp.	732	334,755
SoftBank Group Corp.	15,990	694,238
Sompo Holdings, Inc.	2,837	111,408
Sony Corp.	13,200	896,249
Sony Financial Holdings, Inc.	2,132	51,178
Sumitomo Chemical Co., Ltd.	17,500	79,460
Sumitomo Dainippon Pharma Co., Ltd.(1)	1,900	36,813
Sumitomo Electric Industries, Ltd.	6,973	104,722
Sumitomo Mitsui Financial Group, Inc.	13,653	504,278
Sumitomo Mitsui Trust Holdings, Inc.	3,416	135,038
Suntory Beverage & Food, Ltd.	1,800	75,148
Suzuken Co., Ltd.	700	28,531
Sysmex Corp.	1,926	131,132
T&D Holdings, Inc.	4,719	59,675
Taisho Pharmaceutical Holdings Co., Ltd.	500	36,898
Taiyo Nippon Sanso Corp.	1,300	28,774
Takeda Pharmaceutical Co., Ltd.	17,252	682,354
TDK Corp.	1,314	147,666
Terumo Corp.	8,046	285,426
Tobu Railway Co., Ltd.	2,317	83,878
Toho Co., Ltd.	1,500	62,508
Tokio Marine Holdings, Inc.	6,300	352,729
Tokyo Electron, Ltd.	1,526	333,172
Tokyu Corp.	7,032	130,041
Toray Industries, Inc.	17,050	115,523

Security	Shares	Value
TOTO, Ltd.	1,664	$70,266
Toyota Industries Corp.	1,375	79,118
Toyota Motor Corp.	27,183	1,915,354
Trend Micro, Inc.	1,493	76,397
Unicharm Corp.	4,602	155,397
USS Co., Ltd.	2,800	52,929
West Japan Railway Co.	1,810	156,553
Yakult Honsha Co., Ltd.	2,686	148,032
Yamaha Corp.	1,344	74,516
Yamaha Motor Co., Ltd.(1)	3,425	68,613
Yaskawa Electric Corp.	3,800	143,150
Yokogawa Electric Corp.	3,400	59,708
Z Holdings Corp.	30,400	128,352
ZOZO, Inc.	1,600	30,600

		$30,197,010

Luxembourg — 0.0%
B&M European Value Retail SA	14,765	$80,118

Netherlands — 3.6%
ABN AMRO Bank NV(3)	4,256	$77,571
Adyen NV(1)(2)(3)	280	230,327
Aegon NV	22,510	103,042
AerCap Holdings NV(2)	1,593	97,922
Akzo Nobel NV	3,168	323,529
Argenx SE(1)(2)	553	88,945
ASML Holding NV	4,326	1,280,740
ASR Nederland NV	1,811	67,868
Euronext NV(3)	945	77,244
GrandVision NV(3)	755	23,218
ING Groep NV	45,099	542,198
InterXion Holding NV(2)	1,046	87,665
Koninklijke Ahold Delhaize NV	18,694	468,703
Koninklijke DSM NV	2,548	333,140
Koninklijke KPN NV(1)	39,380	116,540
Koninklijke Philips NV	11,486	561,478
Koninklijke Vopak NV	1,776	96,509
NN Group NV	3,141	119,430
NXP Semiconductors NV	3,391	431,539
QIAGEN NV(2)	2,607	88,829
Randstad NV	1,400	85,785
STMicroelectronics NV(4)	3,487	94,124
STMicroelectronics NV(4)	3,793	102,337
Takeaway.com NV(2)(3)	665	61,470
Wolters Kluwer NV	3,585	261,761

		$5,821,914

New Zealand — 0.2%
a2 Milk Co., Ltd.(1)(2)	10,468	$105,992
Auckland International Airport, Ltd.	10,338	60,936
Fisher & Paykel Healthcare Corp., Ltd.	6,063	90,739
Meridian Energy, Ltd.	10,196	34,345
Xero, Ltd.(2)	1,174	65,957

		$357,969

Security	Shares	Value
Norway — 0.7%
DNB ASA	10,687	$199,985
Gjensidige Forsikring ASA	1,997	41,919
Mowi ASA(1)	7,641	198,673
Norsk Hydro ASA	40,650	151,161
Orkla ASA	11,739	119,043
Salmar ASA	644	33,002
Schibsted ASA, Class A(1)	2,066	62,508
Telenor ASA	6,880	123,329
Tomra Systems ASA	1,950	61,984
Yara International ASA	2,565	106,868

		$1,098,472

Portugal — 0.1%
EDP-Energias de Portugal SA	36,650	$159,039
Jeronimo Martins SGPS SA	4,807	79,216

		$238,255

Russia — 0.1%
Yandex NV, Class A(2)	3,476	$151,171

Singapore — 1.0%
BOC Aviation, Ltd.(3)	2,900	$29,494
CapitaLand, Ltd.	34,641	96,666
City Developments, Ltd.	7,330	59,658
DBS Group Holdings, Ltd.	20,329	391,968
Oversea-Chinese Banking Corp., Ltd.	43,371	354,799
Singapore Airlines, Ltd.	10,056	67,609
Singapore Exchange, Ltd.	10,400	68,496
Singapore Telecommunications, Ltd.	34,100	84,216
Singapore Telecommunications, Ltd.	58,312	146,195
United Overseas Bank, Ltd.	13,859	272,560

		$1,571,661

South Korea — 3.3%
Amorepacific Corp.	345	$59,415
Celltrion, Inc.(2)	1,258	196,105
Hana Financial Group, Inc.	3,097	98,509
Hanon Systems	2,459	23,671
Hyundai Mobis Co., Ltd.	698	154,426
Hyundai Motor Co.	1,653	172,171
Industrial Bank of Korea	4,281	43,638
Kakao Corp.	582	77,083
KB Financial Group, Inc.	3,757	154,781
KT Corp.	614	14,327
LG Chem, Ltd.	639	175,121
LG Corp.	1,097	69,898
LG Electronics, Inc.	1,349	83,796
LG Household & Health Care, Ltd.	95	103,194
Lotte Chemical Corp.	168	32,458
NAVER Corp.	1,447	232,815
NCSoft Corp.	177	82,589
Netmarble Corp.(3)	471	37,556
Samsung C&T Corp.	921	86,229

Security	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	504	$54,211
Samsung Electronics Co., Ltd.	51,651	2,488,899
Samsung Fire & Marine Insurance Co., Ltd.	307	64,542
Samsung Life Insurance Co., Ltd.	425	27,323
Samsung SDI Co., Ltd.	539	109,801
Samsung SDS Co., Ltd.	382	64,109
Shinhan Financial Group Co., Ltd.	4,574	171,492
SK Hynix, Inc.	5,568	452,889
SK Telecom Co., Ltd.	361	74,383
Woori Financial Group, Inc.	4,861	48,669

		$5,454,100

Spain — 2.7%
Acciona SA(1)	220	$23,196
Aena SME SA(3)	909	174,272
Amadeus IT Group SA	4,549	372,548
Banco Bilbao Vizcaya Argentaria SA	68,654	385,446
Banco de Sabadell SA	52,893	61,933
Banco Santander SA	167,939	704,126
Bankia SA	13,270	28,413
Bankinter SA	7,422	54,516
CaixaBank SA	38,631	121,651
Cellnex Telecom SA(3)	3,330	143,642
EDP Renovaveis SA	1,750	20,663
Enagas SA	6,232	159,179
Grifols SA	5,167	182,558
Iberdrola SA	78,353	807,472
Industria de Diseno Textil SA	11,727	414,438
International Consolidated Airlines Group SA(4)	16,783	138,865
International Consolidated Airlines Group SA(4)	7,334	59,547
Mapfre SA	10,241	27,154
Red Electrica Corp. SA	5,215	105,081
Siemens Gamesa Renewable Energy SA(1)	3,049	53,695
Telefonica SA	49,041	342,949

		$4,381,344

Sweden — 2.6%
AAK AB	2,778	$52,838
Alfa Laval AB	3,182	80,136
Assa Abloy AB, Class B	11,268	263,395
Atlas Copco AB, Class A	11,581	462,263
Boliden AB	7,178	190,638
Castellum AB	2,854	67,104
Electrolux AB, Series B	2,234	54,919
Elekta AB, Class B	4,502	59,396
Epiroc AB, Class A	12,796	156,486
Essity AB, Class B	6,330	203,865
Fabege AB	3,364	55,880
Fastighets AB Balder, Class B(2)	1,349	62,433
Hennes & Mauritz AB, Class B	7,555	154,103
Hexagon AB, Class B	3,190	178,804
Husqvarna AB, Class B	5,693	45,622
ICA Gruppen AB	1,096	51,196
Industrivarden AB, Class A	2,453	60,751

Security	Shares	Value
Industrivarden AB, Class C	49	$1,182
Investment AB Latour, Class B	1,139	18,578
Kinnevik AB, Class B	1,797	44,035
Nibe Industrier AB, Class B	4,941	85,723
Sandvik AB	12,939	252,017
Securitas AB, Class B	3,041	52,394
Skandinaviska Enskilda Banken AB, Class A	14,449	135,818
Skanska AB, Class B	3,797	85,894
SKF AB, Class B	4,217	85,379
Spotify Technology SA(2)	1,191	178,114
Svenska Cellulosa AB SCA, Class B	6,309	63,977
Svenska Handelsbanken AB, Class A	14,199	152,927
Swedbank AB, Class A	9,514	141,435
Swedish Orphan Biovitrum AB(2)	1,815	30,085
Tele2 AB, Class B	5,529	80,248
Telefonaktiebolaget LM Ericsson, Class B	28,724	250,985
Telia Co. AB	26,526	113,970
Volvo AB, Class B	20,004	334,891

		$4,307,481

Switzerland — 8.8%
ABB, Ltd.	21,719	$523,930
Adecco Group AG	1,463	92,494
Alcon, Inc.(2)	4,586	259,758
Baloise Holding AG	338	61,173
Banque Cantonale Vaudoise	25	20,408
Barry Callebaut AG	26	57,395
Chocoladefabriken Lindt & Sprungli AG PC	17	131,908
Chubb, Ltd.	4,220	656,885
Cie Financiere Richemont SA	4,711	368,169
Clariant AG	2,465	55,089
Coca-Cola HBC AG	2,889	98,197
Dufry AG	238	23,600
Emmi AG	28	24,399
EMS-Chemie Holding AG	80	52,595
Flughafen Zurich AG	143	26,102
Garmin, Ltd.	1,388	135,413
Geberit AG	349	195,887
Givaudan SA	108	338,363
Helvetia Holding AG	340	48,025
Julius Baer Group, Ltd.	2,116	109,086
Kuehne & Nagel International AG	485	81,803
Logitech International SA	1,335	63,243
Lonza Group AG	859	313,370
Nestle SA	29,374	3,180,182
Novartis AG	21,100	1,997,950
Partners Group Holding AG(1)	163	149,394
PSP Swiss Property AG	472	65,171
Roche Holding AG	7,131	2,317,594
SGS SA	56	153,366
Sika AG	1,461	274,369
Sonova Holding AG	555	126,878
Straumann Holding AG	103	101,036
Swatch Group AG (The)	274	76,502

Security	Shares	Value
Swiss Life Holding AG	277	$138,963
Swiss Prime Site AG	904	104,588
Swiss Re AG	2,760	310,065
Swisscom AG	253	133,932
TE Connectivity, Ltd.	3,861	370,038
Temenos AG	618	97,761
UBS Group AG	33,818	426,762
Vifor Pharma AG	461	84,135
Zurich Insurance Group AG	1,320	541,463

		$14,387,441

Taiwan — 3.1%
Advantech Co., Ltd.	3,000	$30,251
ASE Technology Holding Co., Ltd.	23,904	66,623
Cathay Financial Holding Co., Ltd.	90,357	128,295
Chang Hwa Commercial Bank, Ltd.	43,840	33,221
China Steel Corp.	325,000	259,312
Chunghwa Telecom Co., Ltd.	41,055	150,607
CTBC Financial Holding Co., Ltd.	192,000	143,643
Delta Electronics, Inc.	22,319	112,943
E.Sun Financial Holding Co., Ltd.	114,091	106,323
Far Eastern New Century Corp.	27,000	26,891
Far EasTone Telecommunications Co., Ltd.	19,073	45,873
First Financial Holding Co., Ltd.	91,214	72,176
Fubon Financial Holding Co., Ltd.	74,000	114,599
Hotai Motor Co., Ltd.	4,000	91,149
Hua Nan Financial Holdings Co., Ltd.	98,310	72,208
MediaTek, Inc.	14,883	220,523
Mega Financial Holding Co., Ltd.	106,668	108,921
Nanya Technology Corp.	16,000	44,777
President Chain Store Corp.	7,828	79,491
Quanta Computer, Inc.	24,398	52,410
Shanghai Commercial & Savings Bank, Ltd. (The)	38,924	67,654
Taishin Financial Holding Co., Ltd.	132,642	64,197
Taiwan Cooperative Financial Holding Co., Ltd.	69,425	48,052
Taiwan High Speed Rail Corp.	24,000	30,770
Taiwan Mobile Co., Ltd.	20,748	77,524
Taiwan Semiconductor Manufacturing Co., Ltd.	233,240	2,581,459
Uni-President Enterprises Corp.	78,000	193,427
Yuanta Financial Holding Co., Ltd.	128,000	86,291

		$5,109,610

United Kingdom — 13.9%
3i Group PLC	13,281	$193,261
Admiral Group PLC	3,595	109,857
Amcor PLC	28,884	313,103
Aon PLC	2,979	620,496
Ashtead Group PLC	8,063	257,812
Associated British Foods PLC	7,498	257,938
AstraZeneca PLC	13,948	1,396,082
Atlassian Corp. PLC, Class A(2)	1,843	221,787
Auto Trader Group PLC(3)	13,798	108,965
AVEVA Group PLC	874	53,919
Aviva PLC	58,513	324,779

Security	Shares	Value
Barratt Developments PLC	17,305	$171,344
Berkeley Group Holdings PLC	2,074	133,510
BT Group PLC	133,528	340,255
Bunzl PLC	5,676	155,243
Burberry Group PLC	5,844	170,619
Burford Capital, Ltd.	3,144	29,632
Cineworld Group PLC(1)	17,871	51,818
Coca-Cola European Partners PLC	4,545	231,250
Compass Group PLC	24,430	612,259
Croda International PLC	2,513	170,705
Direct Line Insurance Group PLC	22,905	94,770
DS Smith PLC	22,402	113,939
Farfetch, Ltd., Class A(1)(2)	1,771	18,330
Ferguson PLC	4,332	394,242
GlaxoSmithKline PLC	55,217	1,297,435
Halma PLC	6,503	182,101
Hargreaves Lansdown PLC	4,402	112,917
Hikma Pharmaceuticals PLC	2,069	54,564
Hiscox, Ltd.	4,235	79,941
HomeServe PLC	3,922	65,692
Informa PLC	21,451	243,976
InterContinental Hotels Group PLC	2,720	186,904
Intermediate Capital Group PLC	4,203	89,645
Intertek Group PLC	2,632	203,949
Investec PLC	8,846	51,986
ITV PLC	66,442	132,935
J Sainsbury PLC	34,699	105,806
JD Sports Fashion PLC	5,885	65,368
Johnson Matthey PLC	3,327	132,286
Just Eat PLC(2)	8,300	91,830
Kingfisher PLC	32,477	93,492
Legal & General Group PLC	86,493	347,447
Liberty Global PLC, Class A(2)	8,376	190,470
Linde PLC	6,127	1,304,438
Lloyds Banking Group PLC	846,003	700,846
London Stock Exchange Group PLC	4,502	462,679
M&G PLC(2)	40,835	128,302
Marks & Spencer Group PLC	27,223	77,190
Melrose Industries PLC	74,180	236,280
Micro Focus International PLC	4,430	62,178
Mondi PLC	9,457	221,759
National Grid PLC	52,409	654,964
Next PLC	1,880	175,183
NMC Health PLC(1)	871	20,407
Ocado Group PLC(2)	9,865	167,380
Pearson PLC	13,434	113,492
Persimmon PLC	5,718	204,242
Phoenix Group Holdings PLC	8,370	83,153
Prudential PLC	33,133	634,849
RELX PLC	27,592	696,514
Rentokil Initial PLC	33,029	197,961
Rightmove PLC	14,150	118,735
RSA Insurance Group PLC	15,991	119,848

Security	Shares	Value
Sage Group PLC (The)	16,457	$163,265
Schroders PLC	1,817	80,232
Severn Trent PLC	4,161	138,731
Smith & Nephew PLC	13,679	329,674
Smiths Group PLC	7,118	158,981
Spirax-Sarco Engineering PLC	1,285	151,262
SSE PLC	17,258	329,149
St. James’s Place PLC	8,367	128,975
Standard Chartered PLC	41,362	389,758
Standard Life Aberdeen PLC	34,938	152,002
Taylor Wimpey PLC	59,700	153,075
TechnipFMC PLC	12,089	259,188
Tesco PLC	167,807	567,126
Unilever PLC	27,177	1,555,683
United Utilities Group PLC	12,592	157,575
Vodafone Group PLC	333,083	646,638
Weir Group PLC (The)	4,302	86,040
Whitbread PLC	2,139	137,278
WM Morrison Supermarkets PLC	53,859	142,627
WPP PLC	20,653	290,634

		$22,672,952

United States — 0.1%
Sensata Technologies Holding PLC(2)	3,024	$162,903

Total Common Stocks (identified cost $145,479,625)		$162,287,537

Short-Term Investments — 0.8%

Securities Lending Collateral — 0.8%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(5)	1,268,416	$1,268,416

Total Securities Lending Collateral (identified cost $1,268,416)		$1,268,416

Total Short-Term Investments (identified cost $1,268,416)		$1,268,416

Total Investments (identified cost $146,748,041) — 99.9%		$163,555,953

Other Assets, Less Liabilities — 0.1%		$91,702

Net Assets — 100.0%		$163,647,655

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).

(1)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $3,199,214 and the total market value of the collateral received by the Fund was $3,261,243, comprised of cash of $1,268,416 and U.S. government and/or agency securities of $1,992,827.

(2)	Non-income producing security.

(3)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,068,199, which represents 1.3% of the net assets of the Fund as of December 31, 2019.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

FDR	-	Fiduciary Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

At December 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:

Economic Sectors (% of net assets)
Financials	22.5%
Industrials	14.2
Health Care	12.0
Information Technology	11.4
Consumer Discretionary	11.3
Consumer Staples	9.2
Communication Services	6.3
Materials	6.1
Utilities	3.5
Real Estate	2.2
Energy	0.4

Total	99.1%

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$13,036,939	$—		$—	$13,036,939
Denmark	75,125	2,621,475		—	2,696,600
Ireland	220,321	1,576,814		—	1,797,135
Israel	315,863	421,275		—	737,138
Netherlands	617,126	5,204,788		—	5,821,914
Russia	151,171	—		—	151,171
Sweden	178,114	4,129,367		—	4,307,481
Switzerland	1,162,336	13,225,105		—	14,387,441
United Kingdom	3,287,364	19,385,588		—	22,672,952
United States	162,903	—		—	162,903
Other Countries(1)	—	96,515,863		—	96,515,863
Total Common Stocks	$19,207,262	$143,080,275	(2)	$—	$162,287,537
Short-Term Investments	1,268,416	—		—	1,268,416
Total Investments	$20,475,678	$143,080,275		$—	$163,555,953

(1)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.